Other Current Assets - Disclosure of Other Current Assets (Detail) - AUD ($)		Jun. 30, 2024	Jun. 30, 2023
Prepaid expenses and other current assets [line Items]
Prepayments	[1]	$ 1,904,467	$ 3,521,300
Security deposit		10,988	53,194
Accrued interest		208,236	21,073
Other current assets		$ 2,123,691	$ 3,595,567

[1]	Prepayments are largely in relation to the prepaid insurance and deposits paid to organizations involved in the clinical trials.